Significant Accounting Policies - Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenue	¥ 6,388,535	¥ 8,873,059	¥ 7,906,670
At Point-in-Time
Disaggregation Of Revenue [Line Items]
Revenue	4,796,855	6,876,048	6,361,671
Over Time
Disaggregation Of Revenue [Line Items]
Revenue	¥ 1,591,680	¥ 1,997,011	¥ 1,544,999